Other comprehensive income - Schedule of other comprehensive income, that may be reclassified to profit or loss, by type of instrument and geographical origin of the issuer (Details) - EUR (€)
€ in Millions
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of other comprehensive income by item [line items]
Net revaluation gains/ (losses)	€ (736)	€ (555)	€ (1,002)
Fair Value	89,898	83,308	85,239
Debt securities
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	584	667	517
Revaluation losses	(1,320)	(1,222)	(1,519)
Net revaluation gains/ (losses)	(736)	(555)	(1,002)
Fair Value	87,705	81,547	83,298
Issued by Public-sector | Spain
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	103	17	26
Revaluation losses	0	0	(1)
Net revaluation gains/ (losses)	103	17	25
Fair Value	13,764	9,867	9,312
Issued by Public-sector | Rest of Europe
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	268	333	268
Revaluation losses	(70)	(96)	(199)
Net revaluation gains/ (losses)	198	237	69
Fair Value	15,413	18,258	17,593
Issued by Public-sector | Latin America and rest of the world
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	76	194	196
Revaluation losses	(944)	(820)	(937)
Net revaluation gains/ (losses)	(868)	(626)	(741)
Fair Value	38,784	38,169	40,873
Issued by Private-sector | Spain
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	96	98	0
Revaluation losses	(23)	(9)	(24)
Net revaluation gains/ (losses)	73	89	(24)
Fair Value	6,019	5,129	5,727
Issued by Private-sector | Rest of Europe
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	25	19	11
Revaluation losses	(18)	(30)	(68)
Net revaluation gains/ (losses)	7	(11)	(57)
Fair Value	7,478	5,018	5,203
Issued by Private-sector | Latin America and rest of the world
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	16	6	16
Revaluation losses	(265)	(267)	(290)
Net revaluation gains/ (losses)	(249)	(261)	(274)
Fair Value	€ 6,247	€ 5,106	€ 4,590